LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–7.71%
INVESTMENT COMPANIES–7.71%
Fixed Income Fund–2.67%
✢American Funds Insurance Series®– Mortgage Fund	8,846,975	$ 92,893,236
		92,893,236
International Equity Fund–5.04%
✢American Funds Insurance Series®– New World Fund	7,270,983	175,230,690
		175,230,690
Total Affiliated Investments (Cost $237,803,930)		268,123,926

UNAFFILIATED INVESTMENTS–92.36%
INVESTMENT COMPANIES–92.36%
Asset Allocation Fund–11.07%
✧American Funds®– Capital Income Builder	6,371,328	385,019,385
		385,019,385
Equity Funds–35.13%
✧American Funds®– American Mutual Fund	9,426,025	383,450,692
✢American Funds Insurance Series®-
Growth Fund	5,269,328	418,173,908
Growth-Income Fund	8,240,280	420,419,084
		1,222,043,684
Fixed Income Funds–21.39%
✧American Funds®-
Bond Fund of America	36,279,088	466,549,066
Intermediate Bond Fund of America	16,127,704	215,788,679
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	5,082,117	$ 61,951,009
		744,288,754
Global Equity Funds–6.94%
✢American Funds Insurance Series®-
Global Growth & Income Fund	4,749,825	69,537,441
Global Small Capitalization Fund	6,860,195	171,847,878
		241,385,319
International Equity Funds–15.00%
✧American Funds®– New Perspective Fund	4,054,476	174,058,649
✢American Funds Insurance Series®– International Fund	17,467,448	347,951,560
		522,010,209
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	98,340,087	98,340,087
		98,340,087
Total Unaffiliated Investments (Cost $2,963,634,328)		3,213,087,438

TOTAL INVESTMENTS–100.07% (Cost $3,201,438,258)	3,481,211,364
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(2,304,992)
NET ASSETS APPLICABLE TO 278,892,819 SHARES OUTSTANDING–100.00%	$3,478,906,372

✢ Class 1 shares.
✧ Class R-6 shares.

LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(2)	Australian Dollar	$(142,180)	$(141,258)	6/17/19	$—	$(922)
(8)	British Pound	(652,800)	(666,156)	6/17/19	13,356	—
(8)	Euro	(1,128,850)	(1,139,025)	6/17/19	10,175	—
					23,531	(922)
Interest Rate Contract:
997	U.S. Treasury 5 yr Notes	115,480,641	114,593,485	6/28/19	887,156	—
Total Futures Contracts					$910,687	$(922)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
yr–Year
See accompanying notes.
LVIP American Global Growth Allocation Managed Risk Fund–2

LVIP American Global Growth Allocation Managed Risk Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$268,123,926	$—	$—	$268,123,926
Unaffiliated Investment Companies	3,213,087,438	—	—	3,213,087,438
Total Investments	$3,481,211,364	$—	$—	$3,481,211,364
Derivatives:
Assets:
Futures Contracts	$910,687	$—	$—	$910,687
Liabilities:
Futures Contracts	$(922)	$—	$—	$(922)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Global Growth Allocation Managed Risk Fund–3

LVIP American Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-7.71%@
Fixed Income Fund-2.67%@
✢American Funds Insurance Series® – Mortgage Fund	$91,365,744	$3,340,809	$3,577,735	$(55,054)	$1,819,472	$92,893,236	8,846,975	$—	$—
International Equity Fund-5.04%@
✢American Funds Insurance Series® – New World Fund	167,296,374	58,686	16,267,138	(205,737)	24,348,505	175,230,690	7,270,983	—	—
Total	$258,662,118	$3,399,495	$19,844,873	$(260,791)	$26,167,977	$268,123,926		$—	$—

@ As a percentage of Net Assets as of March 31, 2019.
✢ Class 1 shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP American Global Growth Allocation Managed Risk Fund–4